Schedule of Investments (unaudited)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Aristocrat Leisure Ltd.	57,922	$1,343,925
Australia & New Zealand Banking Group Ltd.	163,259	3,106,686
Commonwealth Bank of Australia	207,021	15,047,014
Computershare Ltd.	69,102	1,218,273
Domino's Pizza Enterprises Ltd.	6,359	333,346
Glencore PLC	1,356,167	8,356,246
IDP Education Ltd.	27,102	502,780
James Hardie Industries PLC	38,932	1,122,341
Macquarie Group Ltd.	37,915	5,458,356
National Australia Bank Ltd.	270,312	6,170,865
Reece Ltd.	15,635	189,959
SEEK Ltd.	22,596	442,777
South32 Ltd.	511,364	1,703,014
Tabcorp Holdings Ltd.	125,260	479,021
Telstra Corp. Ltd.	390,114	1,107,396
Washington H Soul Pattinson & Co. Ltd.	12,281	239,309
Wesfarmers Ltd.	65,556	2,268,439
Westpac Banking Corp.	223,952	3,748,954
WiseTech Global Ltd.	15,817	490,371
		53,329,072
Austria — 0.5%
Erste Group Bank AG	41,208	1,283,042
OMV AG	24,266	1,240,421
Raiffeisen Bank International AG.	21,808	248,247
Verbund AG	8,435	901,611
		3,673,321
Belgium — 0.5%
KBC Group NV	28,717	1,953,671
Sofina SA	2,149	658,576
UCB SA	12,387	1,408,063
		4,020,310
Canada — 15.3%
Bank of Montreal	79,557	8,435,340
Bank of Nova Scotia (The)	100,456	6,361,340
BlackBerry Ltd.(a)	45,488	260,255
Brookfield Asset Management Inc., Class A	214,514	10,700,235
Cameco Corp.	60,276	1,556,342
Canadian Imperial Bank of Commerce	53,490	5,913,400
Canadian National Railway Co.	70,345	8,272,855
Canadian Natural Resources Ltd.	150,300	9,302,419
Cenovus Energy Inc.	202,963	3,752,284
CGI Inc.(a)	12,136	967,744
Constellation Software Inc.	2,494	3,925,228
First Quantum Minerals Ltd.	32,060	919,137
FirstService Corp.	3,293	410,596
George Weston Ltd.	11,482	1,428,446
GFL Environmental Inc.	18,580	559,721
Gildan Activewear Inc.	11,629	394,045
Great-West Lifeco Inc.	15,959	440,265
iA Financial Corp. Inc.	7,579	396,280
IGM Financial Inc.	8,947	283,527
Imperial Oil Ltd.	29,016	1,460,908
Ivanhoe Mines Ltd., Class A(a)	45,877	367,830
Lightspeed Commerce Inc.(a)	21,130	472,224
Loblaw Companies Ltd.	30,048	2,748,562
National Bank of Canada	34,486	2,408,503
Nutrien Ltd.	67,110	6,594,766
Nuvei Corp.(a)(b)	12,323	689,125
Security	Shares	Value

Canada (continued)
Power Corp. of Canada	57,933	$1,704,641
RioCan REIT	11,393	212,846
Royal Bank of Canada	137,897	13,927,635
Shaw Communications Inc., Class B, NVS	31,950	951,549
Suncor Energy Inc.	151,619	5,450,329
Teck Resources Ltd., Class B	49,104	1,937,174
TFI International Inc.	12,158	978,016
Thomson Reuters Corp.	25,162	2,515,710
Toromont Industries Ltd.	6,736	592,982
Toronto-Dominion Bank (The)	180,551	13,041,161
Tourmaline Oil Corp.	56,805	2,925,481
WSP Global Inc.	20,149	2,349,841
		125,608,742
Denmark — 5.9%
AP Moller - Maersk A/S, Class A	370	1,047,336
AP Moller - Maersk A/S, Class B, NVS	674	1,950,708
Carlsberg A/S, Class B	4,976	632,117
Demant A/S(a)	6,580	289,148
DSV A/S	15,364	2,518,953
Novo Nordisk A/S, Class B	356,761	40,751,465
Pandora A/S	8,514	747,584
		47,937,311
Finland — 0.9%
Fortum Oyj	43,027	715,360
Kesko Oyj, Class B	16,489	415,134
Nokia Oyj(a)	510,528	2,588,413
Nordea Bank Abp	309,596	3,086,696
Wartsila OYJ Abp	40,470	324,968
		7,130,571
France — 13.1%
Airbus SE	39,708	4,346,908
ArcelorMittal SA	77,214	2,251,382
AXA SA	176,213	4,661,718
BNP Paribas SA	98,369	5,100,568
Bollore SE	99,534	464,468
Bureau Veritas SA	27,006	775,793
Capgemini SE	23,107	4,704,099
Cie. de Saint-Gobain	44,893	2,618,975
CNP Assurances	21,394	470,122
Credit Agricole SA	94,777	1,023,408
Dassault Systemes SE	101,986	4,510,265
EssilorLuxottica SA	39,972	6,805,142
Eurazeo SE	5,257	403,943
Eurofins Scientific SE	11,956	1,111,164
Hermes International	5,665	6,985,267
La Francaise des Jeux SAEM(b)	5,080	189,692
Legrand SA	26,077	2,310,792
L'Oreal SA	26,592	9,674,432
LVMH Moet Hennessy Louis Vuitton SE.	28,097	18,182,552
Pernod Ricard SA	21,092	4,353,054
Publicis Groupe SA	20,768	1,246,842
Sartorius Stedim Biotech	2,447	800,730
Schneider Electric SE	43,061	6,177,924
Societe Generale SA	101,976	2,450,896
Teleperformance	4,329	1,553,726
TotalEnergies SE	226,075	11,100,953
Veolia Environnement SA	69,446	2,026,196
Vivendi SE	105,383	1,210,384

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	1,913	$190,600
		107,701,995
Germany — 3.6%
Bayerische Motoren Werke AG	20,838	1,701,751
Brenntag SE	12,242	944,635
Carl Zeiss Meditec AG, Bearer	3,742	470,012
Daimler Truck Holding AG(a)	39,418	1,060,136
Deutsche Post AG, Registered	74,010	3,161,889
GEA Group AG	12,569	489,266
Infineon Technologies AG	107,921	3,063,145
KION Group AG	4,539	252,486
Mercedes-Benz Group AG	80,639	5,628,696
Merck KGaA	22,056	4,091,990
Nemetschek SE	7,622	604,839
Siemens AG, Registered	41,602	5,115,173
Siemens Healthineers AG(b)	33,864	1,810,707
Uniper SE	12,037	309,407
Volkswagen AG	3,401	737,546
		29,441,678
Hong Kong — 0.2%
Chow Tai Fook Jewellery Group Ltd.	196,600	329,643
Techtronic Industries Co. Ltd.	102,500	1,368,180
		1,697,823
Ireland — 0.2%
Kingspan Group PLC	13,979	1,301,264
Smurfit Kappa Group PLC	15,660	661,725
		1,962,989
Israel — 1.1%
Azrieli Group Ltd.	6,328	543,564
Bank Hapoalim BM	139,919	1,297,218
Bank Leumi Le-Israel BM	279,792	2,936,346
CyberArk Software Ltd.(a)	3,672	577,018
ICL Group Ltd.	104,431	1,132,481
Inmode Ltd.(a)	10,762	270,234
Israel Discount Bank Ltd., Class A	189,440	1,118,916
Kornit Digital Ltd.(a)(c)	6,623	440,430
Mizrahi Tefahot Bank Ltd.	21,070	779,372
		9,095,579
Italy — 1.8%
Assicurazioni Generali SpA	116,878	2,212,860
Eni SpA	335,929	4,695,881
Intesa Sanpaolo SpA	1,370,435	2,792,558
Mediobanca Banca di Credito Finanziario SpA	48,373	484,835
Moncler SpA	24,711	1,287,287
Poste Italiane SpA(b)	50,616	495,993
Tenaris SA	51,957	794,017
UniCredit SpA	219,470	2,031,213
		14,794,644
Japan — 16.7%
AGC Inc.	20,000	749,788
Ajinomoto Co. Inc.	91,700	2,382,507
Asahi Group Holdings Ltd.	43,500	1,639,637
Benefit One Inc.	16,800	254,729
Bridgestone Corp.	54,600	2,001,291
Dai Nippon Printing Co. Ltd.	22,700	474,385
Daikin Industries Ltd.	15,700	2,399,236
Daito Trust Construction Co. Ltd.	5,800	558,609
Daiwa Securities Group Inc.	120,500	590,586
Security	Shares	Value

Japan (continued)
Denso Corp.	41,000	$2,498,755
Fuji Electric Co. Ltd.	10,100	442,892
FUJIFILM Holdings Corp.	46,900	2,578,151
Fujitsu Ltd.	18,000	2,720,685
Hamamatsu Photonics KK	7,200	322,151
Hitachi Ltd.	108,800	5,159,998
Hitachi Metals Ltd.(a)	14,200	221,586
Hoya Corp.	44,400	4,406,349
Ibiden Co. Ltd.	9,400	351,296
Idemitsu Kosan Co. Ltd.	20,200	532,372
Iida Group Holdings Co. Ltd.	8,800	139,961
Inpex Corp.	115,600	1,375,428
Isuzu Motors Ltd.	65,100	759,442
JFE Holdings Inc.	61,500	752,068
JSR Corp.	23,500	638,145
Keyence Corp.	22,300	8,964,692
Kikkoman Corp.	20,000	1,124,023
Koei Tecmo Holdings Co. Ltd.	3,020	92,608
Kurita Water Industries Ltd.	8,800	300,224
Lasertec Corp.	10,000	1,336,013
Marubeni Corp.	132,700	1,448,502
Mazda Motor Corp.	53,800	382,020
MISUMI Group Inc.	39,700	995,450
Mitsubishi Chemical Holdings Corp.	130,400	795,132
Mitsubishi Corp.	151,000	5,069,903
Mitsubishi UFJ Financial Group Inc.	941,900	5,475,616
Mitsui & Co. Ltd.	149,500	3,620,260
Nippon Sanso Holdings Corp.	15,600	280,730
Nippon Steel Corp.	72,900	1,157,548
Nippon Telegraph & Telephone Corp.	149,200	4,396,825
Nippon Yusen KK	34,300	2,474,539
Nissan Motor Co. Ltd.(a)	146,000	584,518
Nomura Real Estate Holdings Inc.	6,300	153,504
Nomura Research Institute Ltd.	33,900	958,571
NTT Data Corp.	90,700	1,672,319
Omron Corp.	19,700	1,161,395
Open House Group Co. Ltd.	10,600	410,163
ORIX Corp.	145,300	2,650,121
Panasonic Holdings Corp.	125,200	1,115,932
Persol Holdings Co. Ltd.	22,200	440,440
Recruit Holdings Co. Ltd.	196,900	7,143,845
Renesas Electronics Corp.(a)	67,000	715,423
Ricoh Co. Ltd.	34,100	248,995
Seiko Epson Corp.	21,100	297,247
Seven & i Holdings Co. Ltd.	55,500	2,454,038
Shimadzu Corp.	20,800	679,996
Shin-Etsu Chemical Co. Ltd.	23,500	3,229,711
Shionogi & Co. Ltd.	30,500	1,696,590
Sony Group Corp.	111,900	9,657,084
Sumitomo Chemical Co. Ltd.	100,300	426,496
Sysmex Corp.	16,100	1,056,121
Tokyo Electron Ltd.	12,800	5,400,914
Toshiba Corp.	34,900	1,449,339
Toyota Motor Corp.	1,195,600	20,485,059
Toyota Tsusho Corp.	15,500	556,872
Yamaha Motor Co. Ltd.	33,000	681,308
		137,190,133
Netherlands — 7.6%
Adyen NV(a)(b)	2,137	3,584,376
Aegon NV	147,899	766,809

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
ASM International NV	9,872	$2,966,458
ASML Holding NV	55,169	31,310,530
CNH Industrial NV	130,415	1,847,496
Davide Campari-Milano NV	55,759	629,139
EXOR NV	10,482	727,396
IMCD NV	12,022	1,914,172
ING Groep NV	456,217	4,322,296
Koninklijke Ahold Delhaize NV	104,972	3,096,250
Koninklijke DSM NV	21,498	3,614,020
NN Group NV	21,300	1,043,308
Randstad NV	6,868	363,174
Stellantis NV	231,739	3,111,246
Wolters Kluwer NV	29,585	2,987,574
		62,284,244
Norway — 1.1%
Aker BP ASA	14,700	526,684
DNB Bank ASA	78,967	1,530,168
Equinor ASA	119,207	4,029,145
Mowi ASA	50,984	1,440,146
Norsk Hydro ASA	183,069	1,537,326
		9,063,469
Portugal — 0.1%
Jeronimo Martins SGPS SA	35,053	729,686

Singapore — 1.3%
Capitaland Investment Ltd/Singapore(a)	428,800	1,300,207
DBS Group Holdings Ltd.	160,300	3,888,977
Oversea-Chinese Banking Corp. Ltd.	202,300	1,796,138
Sea Ltd., ADR(a)	14,233	1,177,923
Singapore Airlines Ltd.(a)	93,800	369,728
United Overseas Bank Ltd.	79,400	1,699,655
		10,232,628
Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	949,897	4,984,348
Banco Santander SA	1,343,184	3,925,251
EDP Renovaveis SA	23,895	565,527
Repsol SA	154,906	2,310,869
		11,785,995
Sweden — 3.2%
Alfa Laval AB	47,194	1,313,705
Atlas Copco AB, Class A	46,649	2,114,919
Atlas Copco AB, Class B	24,022	950,737
Epiroc AB, Class A	67,945	1,377,453
Epiroc AB, Class B	29,147	508,494
EQT AB	62,413	1,766,401
Evolution AB(b)	9,314	955,600
Getinge AB, Class B	34,086	986,033
Hexagon AB, Class B	179,450	2,315,429
Investment AB Latour, Class B	15,008	397,600
Investor AB, Class A	51,558	1,076,867
Investor AB, Class B	173,985	3,347,976
Kinnevik AB, Class B(a)	20,086	393,132
Lifco AB, Class B	34,905	732,154
Lundin Energy AB	22,159	916,183
Nibe Industrier AB, Class B	300,849	2,949,645
Sagax AB, Class B	33,177	847,488
Sandvik AB	56,266	1,065,020
Sinch AB(a)(b)	44,206	195,364
Security	Shares	Value

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	189,958	$2,130,207
		26,340,407
Switzerland — 8.5%
ABB Ltd., Registered	89,337	2,680,283
Bachem Holding AG, Class B, Registered	1,159	505,727
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	165	1,850,473
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,779,491
Cie. Financiere Richemont SA, Class A, Registered	66,985	7,783,033
Geberit AG, Registered	4,030	2,298,203
Kuehne + Nagel International AG, Registered	5,122	1,432,860
Lonza Group AG, Registered	7,802	4,600,323
Partners Group Holding AG	3,348	3,547,196
Roche Holding AG, Bearer	3,977	1,597,742
Roche Holding AG, NVS	63,852	23,677,197
Sika AG, Registered	12,150	3,711,315
Sonova Holding AG, Registered	7,815	2,818,293
Straumann Holding AG	16,552	1,951,341
Swiss Life Holding AG, Registered	2,970	1,736,604
UBS Group AG, Registered	338,963	5,754,450
VAT Group AG(b)	5,786	1,789,676
		69,514,207
United Kingdom — 9.5%
3i Group PLC	59,500	973,732
Ashtead Group PLC	63,767	3,297,215
Aviva PLC	208,585	1,119,085
Barclays PLC	1,511,927	2,779,135
BP PLC	1,790,689	8,645,077
Croda International PLC	27,204	2,642,231
Diageo PLC	237,279	11,837,577
Entain PLC(a)	50,859	955,657
Ferguson PLC	19,327	2,424,556
J Sainsbury PLC	196,183	572,414
Lloyds Banking Group PLC	5,636,936	3,201,569
NatWest Group PLC	446,743	1,198,516
RELX PLC	215,757	6,427,505
Schroders PLC	6,381	225,251
Segro PLC	176,030	2,947,112
Shell PLC	819,430	21,998,329
Spirax-Sarco Engineering PLC	9,612	1,450,408
St. James's Place PLC	57,416	922,651
Tesco PLC	810,713	2,754,250
WPP PLC	93,703	1,167,995
		77,540,265
Total Common Stocks — 99.0%
(Cost: $829,677,921)		811,075,069

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,870	358,766
Porsche Automobil Holding SE, Preference Shares, NVS	12,458	1,027,534
Sartorius AG, Preference Shares, NVS.	2,302	863,088
		2,249,388
Total Preferred Stocks — 0.3%
(Cost: $2,328,904)		2,249,388

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	418,199	$418,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	200,000	200,000
		618,199
Total Short-Term Investments — 0.1%
(Cost: $618,072)		618,199

Total Investments in Securities — 99.4%
(Cost: $832,624,897)		813,942,656

Other Assets, Less Liabilities — 0.6%		5,220,581

Net Assets — 100.0%		$819,163,237

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$418,113	(a)	$—		$(41)	$127	$418,199	418,199	$4,518	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	—		(100,000	)(a)	—	—	200,000	200,000	61		—
						$(41)	$127	$618,199		$4,579		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	96	06/09/22	$1,402	$(9,384)
Euro Stoxx 50 Index	68	06/17/22	2,646	(54,625)
FTSE 100 Index	14	06/17/22	1,307	(9,948)
				$(73,957)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$129,853,838	$681,221,231	$—	$811,075,069
Preferred Stocks	—	2,249,388	—	2,249,388
Money Market Funds(a)	618,199	—	—	618,199
	$130,472,037	$683,470,619	$—	$813,942,656
Derivative financial instruments
Liabilities
Futures Contracts	$—	$(73,957)	$—	$(73,957)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust